Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock Successors [Member]		Class A Common Stock	Class B Common Stock Successors [Member]		Class B Common Stock	Successors [Member] Additional Paid-in Capital		Successors [Member] Retained Earnings		Successors [Member]		Additional Paid-in Capital	Retained Earnings	Total
Balance at Dec. 31, 2018		[1]		$ 719	[1]	$ 719	$ 24,281	[1]	$ (1,650)	[1]	$ 23,350	[1]	$ 24,281	$ (1,650)	$ 23,350
Balance, Shares at Dec. 31, 2018		[1]		7,187,500	[1]	7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs	$ 2,800						264,067,038				264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares	28,000,000
Sale of 5,066,667 Private Placement Warrants							7,600,000				7,600,000
Forfeiture of 812,500 shares of Class B common stock by Sponsor				$ (81)			81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares				(812,500)
Issuance of Class B common stock to Anchor Investor				$ 81			2,745				2,826
Issuance of Class B common stock to Anchor Investor, Shares				812,500
Forfeiture of 187,500 shares of Class B common stock by Sponsor				$ (19)			19
Forfeiture of 187,500 shares of Class B common stock by Sponsor, Shares				(187,500)
Common stock subject to possible redemption	$ (2,670)						(266,956,230)				(266,958,900)
Common stock subject to possible redemption, Shares	(26,695,890)
Net income (loss)									262,896		262,896
Balance at Mar. 31, 2019	$ 130			$ 700			4,737,934		261,246		5,000,010
Balance, Shares at Mar. 31, 2019	1,304,110			7,000,000
Balance at Dec. 31, 2018		[1]		$ 719	[1]	$ 719	24,281	[1]	(1,650)	[1]	23,350	[1]	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018		[1]		7,187,500	[1]	7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs			$ 2,800										264,067,038		264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares			28,000,000
Sale of 5,066,667 Private Placement Warrants													7,600,000		7,600,000
Sale of 5,066,667 Private Placement Warrants, Shares
Forfeiture of 812,500 shares of Class B common stock by Sponsor						$ (81)							81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares						(812,500)
Issuance of Class B common stock to Anchor Investor						$ 81							2,745		2,826
Issuance of Class B common stock to Anchor Investor, Shares						812,500
Common stock subject to possible redemption			$ (2,697)										(269,709,513)		(269,712,210)
Common stock subject to possible redemption, Shares			(26,971,221)
Balance at Dec. 31, 2019	$ 103		$ 103	$ 700		$ 700	1,984,651		3,014,551		5,000,005		1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019	1,028,779		1,028,779	7,000,000		7,000,000
Balance at Mar. 31, 2019	$ 130			$ 700			4,737,934		261,246		5,000,010
Balance, Shares at Mar. 31, 2019	1,304,110			7,000,000
Change in value of common stock subject to possible redemption	$ (11)						(1,102,749)				(1,102,760)
Change in value of common stock subject to possible redemption, Shares	(110,276)
Net income (loss)									1,102,755		1,102,755
Balance at Jun. 30, 2019	$ 119			$ 700			3,635,185		1,364,001		5,000,005
Balance, Shares at Jun. 30, 2019	1,193,834			7,000,000
Change in value of common stock subject to possible redemption	$ (9)						(976,181)				(976,190)
Change in value of common stock subject to possible redemption, Shares	(97,619)
Net income (loss)									976,190		976,190
Balance at Sep. 30, 2019	$ 110			$ 700			2,659,004		2,340,191		5,000,005
Balance, Shares at Sep. 30, 2019	1,096,215			7,000,000
Balance at Dec. 31, 2019	$ 103		$ 103	$ 700		$ 700	1,984,651		3,014,551		5,000,005		$ 1,984,651	$ 3,014,551	$ 5,000,005
Balance, Shares at Dec. 31, 2019	1,028,779		1,028,779	7,000,000		7,000,000
Change in value of common stock subject to possible redemption	$ (6)						(573,574)				(573,580)
Change in value of common stock subject to possible redemption, Shares	(57,358)
Net income (loss)									573,582		573,582
Balance at Mar. 31, 2020	$ 97			$ 700			1,411,077		3,588,133		5,000,007
Balance, Shares at Mar. 31, 2020	971,421			7,000,000
Change in value of common stock subject to possible redemption	$ 4						383,236				383,240
Change in value of common stock subject to possible redemption, Shares	38,324
Net income (loss)									(383,243)		(383,243)
Balance at Jun. 30, 2020	$ 101			$ 700			1,794,313		3,204,890		5,000,004
Balance, Shares at Jun. 30, 2020	1,009,745			7,000,000
Change in value of common stock subject to possible redemption	$ 26						2,600,594				2,600,620
Change in value of common stock subject to possible redemption, Shares	260,062
Net income (loss)									(2,600,623)		(2,600,623)
Balance at Sep. 30, 2020	$ 127			$ 700			$ 4,394,907		$ 604,267		$ 5,000,001
Balance, Shares at Sep. 30, 2020	1,269,807			7,000,000

[1]	This number included up to 937,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On March 18, 2019, the underwriters elected to partially exercise their over-allotment option and, as a result, 187,500 shares were forfeited (see Note 5).